Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues (losses)
Insurance brokerage commissions		$ 479,112	$ 1,169,306	$ 455,394
Securities brokerage commissions and fees		635,414	2,732,846	3,412,644
Market making commissions and fees		125,095	3,121,661	781,878
Interest income		692,963	2,424,676	3,229,716
Trading gains (loss)		(32,526,874)	10,479,504	(11,467,969)
Other income		25,728,209	1,163,251	1,118,244
Total revenue		(4,866,081)	21,091,244	(2,470,093)
Expenses and others
Commissions and fees		955,819	3,418,398	3,198,934
Compensation and benefits		3,264,093	4,099,852	3,620,506
Occupancy		747,750	870,254	826,254
Communication and technology		3,390,517	3,059,462	3,392,794
General and administrative		878,494	1,432,148	1,228,572
Professional fees		4,451,834	3,407,365	3,716,839
Research and development			7,115	4,693,995
Services fees		1,888,700	2,352,832	1,956,785
Interest		821,932	2,413,102	2,334,598
Depreciation and amortization		2,435,712	1,795,011	2,032,386
Marketing		3,598,849	4,196,795	3,743,567
Impairment of fixed assets				1,690,028
Impairment of cryptocurrencies				293,619
Change in fair value of warrant liabilities		13,501	(565,313)	(1,260,354)
Other operating		240,378	430,214	32,406
Total expenses and others		22,687,579	26,917,235	31,500,929
Loss before income taxes		(27,553,660)	(5,825,991)	(33,971,022)
Income tax expense		(1,245)	(1,058)	(3,419)
Net loss		(27,554,905)	(5,827,049)	(33,974,441)
Net loss attributable to non-controlling interests		(105,409)	(568,041)	(2,411,158)
Net loss attributable to LGHL		(27,449,496)	(5,259,008)	(31,563,283)
Deemed dividend on the effect of the down round features		(429,000)	(6,112,000)
Deemed dividend on the effect of the warrant modification			(3,086,000)
Dividends and deemed dividends on preferred shares				(595,208)
Net loss attributable to LGHL ordinary shareholders		$ (27,878,496)	$ (14,457,008)	$ (32,158,491)
Loss per share - basic (in Dollars per share)	[1]	$ (130.9)	$ (296.86)	$ (1,748.71)
Loss per share - diluted (in Dollars per share)	[1]	(130.9)	(296.86)	(1,748.71)
Class A and Class B Ordinary Shares
Expenses and others
Loss per share - basic (in Dollars per share)	[1]	(0.05)	(0.12)	(0.7)
Loss per share - diluted (in Dollars per share)	[1]	$ (0.05)	$ (0.12)	$ (0.7)
Class A Ordinary Shares
Expenses and others
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	486,571,757	108,269,640	40,438,604
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	486,571,757	108,269,640	40,438,604
Class B Ordinary Shares
Expenses and others
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	45,849,876	13,478,813	5,535,888
Weighted average ordinary shares outstanding - diluted (in Shares)	[1]	45,849,876	13,478,813	5,535,888

[1]	On July 3, 2023, LGHL announced that it plans to change its American depositary share (“ADS”) to ordinary share (“Share”) ratio (“ADS Ratio”) from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares. The change in the ADS ratio was effective on July 13, 2023. On March 26, 2025, LGHL implemented the second ADS Ratio change, from one (1) ADS representing fifty (50) Share to one (1) ADS representing two thousand and five hundred (2,500) shares. The ADS ratio change has no impact on LGHL’s underlying Shares. Loss per ADS for all periods presented had been retrospectively adjusted accordingly.